Weighted-Average Outstanding Securities Considered Anti-dilutive and Excluded from the Computation of Diluted Net Income (Loss) Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of loss per share amount	1,673,618	2,647,008